UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 Form 13F-HR/A

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          December 30, 2009


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debbie Powell
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Debbie Powell                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:
                                                     (thousands)




List of Other Included Managers:




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
ISSUER                           SYMBOL     CUSIP          VALUE         SH/PRN    INVESTMENT  OTHER      VOTING AUTHORITY
                                                          1,000.00       AMOUNT    DISCRETION   MGRS    SOLE     SHARED  NONE
Ishares Tr Lehman   U S Aggreg    AGG       464287226     1,897,892.00      18,392       Yes      No                     No
IShares Lehman Inter              CIU       464288638       231,098.00        2250       Yes      No                     No
Barclays Bk Plc Ipath Index Lk    DJP       06738C778     1,889,360.00       44708       Yes      No                     No
iShares MSCI Emerging Markets     EEM       464287234     4,512,979.00      108746       Yes      No                     No
Ishares Trust EAFE Index Fund     EFA       464287465    25,673,736.00     464,431       Yes      No                     No
Ishares Trust MSCI Index          EFG       464288885       461,024.00        8364       Yes      No                     No
Ishares Tr Msci Eafe Value Ind    EFV       464288877       460,762.00        9153       Yes      No                     No
Ishares Inc Msci Brazil Index     EWZ       464286400        16,414.20         220       Yes      No                     No
IShares IBoxx High Yield Cap B    HYG       464288513        37,946.88         432       Yes      No                     No
Ishares Tr Dow Jones US Region    IAT       464288778       203,224.00        9761       Yes      No                     No
Ishares Comex Gold                IAU       464285105        32,211.00         300       Yes      No                     No
Ishares Tr Cohen & Steers Real    ICF       464287564     2,772,001.00       52780       Yes      No                     No
Ishares Tr S&P Smallcap           IJR       464287804         2,900.16          53       Yes      No                     No
iShares S&P 500 Barra Value Fu    IVE       464287408       724,978.00       13676       Yes      No                     No
iShares S&P 500 Barra Growth F    IVW       464287309       347,304.00        5989       Yes      No                     No
Ishares Tr  Russell Microcap      IWC       464288869       531,388.00       13615       Yes      No                     No
iShares Russell 1000 Val          IWD       464287598    24,347,866.00      424179       Yes      No                     No
iShares Russell 1000 Gwt          IWF       464287614    24,385,523.00      489178       Yes      No                     No
iShares Russell 2000              IWM       464287655       230,109.00        3685       Yes      No                     No
iShares Russell 2000 Value Ind    IWN       464287630     9,542,061.00      164405       Yes      No                     No
Ishares Russell 2000 Growth In    IWO       464287481     9,714,913.00      142719       Yes      No                     No
Ishares Tr Russell Midcap Valu    IWS       464287473       149,648.00       4,050       Yes      No                     No
iShares Russell 3000 Index Fun    IWV       464287689           196.00           3       Yes      No                     No
Ishares Trust USD                 IYR       464287739       700,738.00      15,260       Yes      No                     No
Ishares Tr Large Growth Index     JKE       464287119       168,440.00       2,870       Yes      No                     No
Ishares Tr Small Growth Index     JKK       464288604        83,308.00       1,290       Yes      No                     No
Ishares Tr Small Value Index F    JKL       464288703       279,943.00       4,177       Yes      No                     No
Ishares Tr Kld Select Social      KLD       464288802       162,875.00       3,324       Yes      No                     No
Ishares GS Investop Corp BD       LQD       464287242        26,037.50         250       Yes      No                     No
IShares S&P Natl Muni BD FD       MUB       464288414       100,900.50         982       Yes      No                     No
IShares Barclays Short Trea Bo    SHV       464288679       108,206.58         982       Yes      No                     No
Ishares Tr  1-3 Yr  Treas Inde    SHY       464287457        18,002.32         217       Yes      No                     No
iShares S&P Short Term Nationa    SUB       464288158       100,532.85         957       Yes      No                     No
